Employee benefits - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Transfers in or out of Level 1	$ 0	$ 0
Transfers in or out of Level 2	0	0
Transfers in or out of Level 3	0	0
Pension Plans
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Service cost	0	0	$ 0
Termination benefit cost	0	0	0
Pension Plans | ASU 2017-07
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Reclassification Other Components From Personnel To Other Operating Expenses			5,000,000.0
OPEB Plan
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Service cost	759,000	1,028,000	1,026,000
Termination benefit cost	0	1,790,000	0
OPEB Plan | ASU 2017-07
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Reclassification Other Components From Personnel To Other Operating Expenses			2,500,000
Savings Plans
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Savings Plans	81,000,000	70,400
Savings Plans Contributions	$ 15,100,000	$ 12,700,000	$ 10,000,000
Savings Plans Stocks Held	1,378,048	1,490,253